Other disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Other Disclosures
Schedule of Maximum potential amount of future payments
Thousand of reais	2022	2021	2020

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	54,497,392	49,391,839	45,930,486
Financial guarantees	41,456,445	33,192,559	32,477,336
Performance guarantees	2,167,016	1,167,603	989,979
Financial letters of credit	10,841,284	14,990,887	12,407,888
Other	32,647	40,790	55,283
Other contingent exposures	2,881,565	4,028,516	2,351,530
Documentary Credits	2,881,565	4,028,516	2,351,530
Total Contingent Liabilities	57,378,957	53,420,355	48,282,016

Commitments
Loan commitments drawable by third parties (1)	158,731,264	145,958,258	131,706,433
Total Commitments	158,731,264	145,958,258	131,706,433

Total	216,110,221	199,378,613	179,988,449
(1)	Includes the approved limits and unused overdraft, credit card and others.

Schedule of funds managed by Banco Santander not recorded on the balance sheet
Thousand of reais	2022	2021	2020

Funds under management	18,934,221	2,770,684	2,716,477
Managed Funds	265,517,852	192,927,475	191,873,169
Total	284,452,073	195,698,159	194,589,646

Schedule of breakdown, by maturity, of the balances of certain items in the consolidated balance sheets
							2022
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	21,588,648	414,791	-	-	-	-	22,003,439
Debt instruments	16,743,026	6,128,498	24,066,831	51,980,394	33,416,823	70,577,073	202,912,645
Equity instruments	2,473,827	42,813	116,447	2,429	-	3,256	2,638,772
Loans and amounts due from credit institutions	53,762	542,117	10,740,281	8,723,942	640,701	12,512	20,713,315
Loans and advances to customer	11,271,204	123,503,143	117,101,333	152,555,108	38,944,000	47,255,240	490,630,028
Derivatives	5,815	4,365,403	2,827,973	4,661,329	3,033,806	7,081,498	21,975,824
Balances with the Brazilian Central Bank	96,850,321	30,787,099	-	-	-	-	127,637,420
Total	148,986,603	165,783,864	154,852,865	217,923,202	76,035,330	124,929,579	888,511,443

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	356,140	95,792,043	236,530	14,468,825	2,902,097	2,323,379	116,079,014
Customer deposits(1)	77,834,830	185,158,988	98,821,185	85,233,350	42,786,508	118,628	489,953,489
Marketable debt securities (1)	2,206,218	12,355,853	32,544,969	44,723,451	10,150,295	5,140,089	107,120,875
Debt Instruments Eligible to Compose Capital	-	6,786,472	875,575	1,358,736	1,526,828	8,990,007	19,537,618
Other financial liabilities	185,609	35,253,913	3,660,383	23,346,129	87,904	59,166	62,593,104
Short positions	-	144,261	3,083,821	4,575,483	5,395,593	8,848,265	22,047,423
Derivatives	-	5,076,938	3,131,463	5,366,782	2,975,559	2,148,583	18,699,325
Total	80,582,797	340,568,468	142,353,926	179,072,756	65,824,784	27,628,117	836,030,848
Difference (assets less liabilities)	68,403,806	(174,784,604)	12,498,939	38,850,446	10,210,546	97,301,462	(52,480,595)

							2021
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	15,430,680	1,226,521	-	-	-	-	16,657,201
Debt instruments	1,612,213	119,780,229	20,352,554	5,834,524	38,904,369	38,728,334	225,212,223
Equity instruments	-	-	-	-	-	2,527,504	2,527,504
Loans and amounts due from credit institutions	11,176,922	2,717,359	1,748,733	10,827,639	15,057	203	26,485,913
Loans and advances to customer	70,399,332	82,203,458	84,986,074	152,608,938	31,902,231	42,744,009	464,844,042
Derivatives	-	8,667,809	2,836,098	1,645,538	5,989,792	2,000,686	21,139,923
Balances with the Brazilian Central Bank	69,178,841	15,736,825	-	-	-	-	84,915,666
Total	167,797,988	230,332,201	109,923,459	170,916,639	76,811,449	86,000,736	841,782,472

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	10,052,363	60,636,478	39,748,331	6,681,493	1,656,909	2,230,335	121,005,909
Customer deposits(1)	86,051,583	79,687,549	56,178,087	163,641,875	83,326,774	75,201	468,961,069
Marketable debt securities(1)	-	28,052,200	5,038,906	35,844,265	9,341,229	760,192	79,036,792
Debt Instruments Eligible to Compose Capital	-	5,552,801	-	14,088,607	-	-	19,641,408
Other financial liabilities	3,935,497	770,492	9,962,122	11,672,615	35,107,790	-	61,448,516
Short positions	-	12,780,559	-	-	-	-	12,780,559
Derivatives	641,571	7,239,697	2,503,888	9,117,265	3,773,251	1,343,309	24,618,981
Total	100,681,014	194,719,776	113,431,334	241,046,120	133,205,953	4,409,037	787,493,234
Difference (assets less liabilities)	67,116,974	35,612,425	(3,507,875)	(70,129,481)	(56,394,504)	81,591,699	54,289,238

							2020
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	7,373,662	12,775,063	-	-	-	-	20,148,725
Debt instruments	432,579	13,195,527	33,903,698	64,225,680	70,182,705	48,162,275	230,102,464
Equity instruments	-	-	-	-	-	2,329,361	2,329,361
Loans and amounts due from credit institutions	-	2,777,562	35,728,322	15,155,444	363,135	48,101	54,072,564
Loans and advances to customer	29,385,631	80,281,579	93,750,065	98,550,271	47,160,700	44,639,790	393,768,036
Derivatives	-	14,558,434	1,994,418	4,103,735	1,869,509	3,721,418	26,247,514
Balances with the Brazilian Central Bank	58,777,212	57,354,806	-	-	-	-	116,132,018
Total	95,969,084	180,942,971	165,376,503	182,035,130	119,576,048	98,900,945	842,800,681

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	-	83,922,876	43,315,412	3,764,159	-	654,516	131,656,962
Customer deposits(1)	85,433,287	139,191,140	121,804,752	62,768,886	36,578,335	37,572	445,813,972
Marketable debt securities(1)	-	8,815,410	18,736,230	28,158,133	747,340	418,401	56,875,514
Debt Instruments Eligible to Compose Capital	-	220,425	-	12,899,235	-	-	13,119,660
Other financial liabilities	23,352	21,858,532	20,730,398	17,203,162	4,787	2,452	59,822,683
Short positions	-	45,807,946	-	-	-	-	45,807,946
Derivatives	-	2,046,924	1,973,701	5,387,607	7,744,145	12,204,455	29,356,832
Total	85,456,639	301,863,252	206,560,493	130,181,182	45,074,607	13,317,396	782,453,569
Difference (assets less liabilities)	10,512,445	(120,920,281)	(41,183,990)	51,853,948	74,501,441	85,583,549	60,347,112
(1)	Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.

Schedule of main foreign currency balances
Equivalent Value in Thousand of Reais	2022		2021		2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash	10,657,125	-	10,851,016	-	15,835,124	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	5,895,720	5,376,666	2,587,588	21,784,041	27,012,315	7,867,168
Financial assets measured at fair value through other comprehensive income	17,114,102	-	17,102,273	-	17,062,156	-
Financial assets/liabilities measured at amortized cost	75,695,229	117,277,231	70,283,097	86,184,330	52,002,476	118,142,613
Total	109,362,176	122,653,897	100,823,974	107,968,371	111,912,070	126,009,781

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	2022	2021	2020

Up to 1 Year	284,945	715,576	670,619
Between 1 to 5 Years	1,044,715	1,420,853	1,607,995
More than 5 Years	224,536	181,417	171,420
Total	1,554,196	2,317,846	2,450,034